Income Taxes - Schedule of Deferred Tax Assets and Liabilities By Report Caption (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets Liabilities Net [Line Items]
Long-term assets—deferred income taxes	$ 2,191	$ 1,799
Long-term liabilities—deferred income taxes	(296)	(483)
Deferred tax assets liabilities net	$ 1,895	$ 1,316